Investment Strategy	Mar. 28, 2025
Lyrical U.S. Value Equity Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The U.S. Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stock of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the U.S. Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on a United States (“U.S.”) securities exchange. Lyrical Asset Management LP (the “Adviser”) defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase.

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,000 companies traded in the U.S. (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of research from brokerage firms and independent research firms. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the U.S. Fund’s portfolio businesses believed to be sufficiently undervalued and of sufficient quality and durability to compensate for the investment risks.

The Adviser sets a target price for each stock in the portfolio that is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold. A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

Lyrical International Value Equity Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The International Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stocks of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the International Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on non-U.S. international developed market securities exchanges. The Adviser defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase. Developed markets are those classified as such by Morgan Stanley Capital International (“MSCI”).

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,500 companies traded in international developed markets (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of research from brokerage firms and independent research firms. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the International Fund’s portfolio businesses believed to be sufficiently undervalued and of sufficient quality and durability to compensate for the investment risks.

The Adviser sets a target price for each stock in the portfolio that is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold. A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests primarily in a combination of futures contracts on the S&P 500 or NASDAQ (“Index Futures”), and investments, in money market funds, U.S. Treasury securities, and short term bonds (“Fixed Income Investments”). The Fund, however, may invest in exchange-traded funds (“ETFs”) and open-end mutual funds that provide exposure to broad-based U.S. equity securities indices (collectively, with Index Futures, “Portfolio Instruments”) rather than in Index Futures. Investments by the Fund in mutual funds or ETFs would be determined in the discretion of the Adviser based on several factors, including: market volatility, liquidity of trading vehicles, and trade execution costs. The percentage of the Fund’s net assets invested in futures contracts may fluctuate over time but under normal circumstances is generally expected to represent less than 10% of the Fund’s net assets based on mark-to-market values. However, the Fund’s notional exposure from derivative instruments may at times equal 100% of the Fund’s net assets. Under normal circumstances, the balance of the Fund’s net assets generally will be invested in Fixed Income Investments in an effort to generate income for the Fund.

In managing the Fund, the Adviser utilizes a tactical, systematic strategy that relies on a proprietary algorithmic model developed by the Adviser that incorporates mean-reversion analysis (the “Model”). Mean reversion refers to the concept that the market price of a particular equity securities index (“Index Market Exposure”) will, over time, typically return to a price within its recent historical trading range. For example, if the price of a given Index Market Exposure was to drop rapidly, the Model may signal this to be a buying opportunity for that Index Market Exposure, based on the belief that the price for the Index Market Exposure is likely to revert back to a higher price more consistent with the Index Market Exposure’s recent historical trading range. The Model also incorporates additional quantitative trading indicators that include relative strength, momentum, moving averages, breakouts and overbought/oversold conditions and trend-identification. Mean reversion is the primary indicator of a buying opportunity for the Fund, while the additional quantitative trading indicators confirm the existence of a buying opportunity. The additional quantitative trading indicators may be applied in the discretion of Adviser based on its assessment of the prevailing market environment.

The Model evaluates the historical trading range for a given Index Market Exposure to identify instances when the Index Market Exposure trades outside this range. Based on prevailing market conditions and short-term price movement analysis, the Model indicates when short term opportunities for gains may exist. The Model generally defines historical trading range as the spread between an Index Market Exposure’s highest and lowest trade price during a short period of time, typically 1-20 days. The Model generates daily signals (“buy” or “no buy”) for a particular Index Market Exposure indicating whether or not, taking into account the prevailing market environment, a short-term trading opportunity has been identified. The Fund generally exits positions when the Model indicates that the trading price for an Index Market Exposure position has risen above (fallen below) the Model’s pre-defined price thresholds. When the Model’s signals prompt the Fund to divest, in whole or in part, from Portfolio Instruments, the Fund typically will invest in money market funds, ultra-short term bond funds and comparable investments (collectively, “Defensive Investments”) in an effort to preserve capital. The Adviser selects among Defensive Investments primarily based on the Adviser’s assessment of their current yield. The Fund typically invests in Defensive Investments, sometimes for extended periods of time, until the Model indicates “buy” signals in the equity markets.

Trades involving Portfolio Instruments generally are short-term in nature (1 to 14 days), depending on prevailing market conditions, which may involve active and frequent trading and high portfolio turnover. However, certain trades could span longer periods of time, depending on market conditions. At times, the Systematic Opportunities Fund’s investments may be indirectly focused on one or more sectors or areas of the economy.

Q3 ALL-SEASON TACTICAL FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests primarily in a combination of futures contracts on long-term U.S. Treasuries and the S&P 500 or NASDAQ (“Index Futures”), and investments, in money market funds, U.S. Treasury securities, and short-term bonds (“Fixed Income Investments”). The Fund, however, may invest in exchange-traded funds (“ETFs”) and open-end mutual funds that provide exposure to broad-based U.S. equity securities indices (collectively, with Index Futures, “Portfolio Instruments”) rather than in Index Futures. Investments by the Fund in mutual funds or ETFs would be determined at the discretion of the Adviser based on several factors, including: market volatility, liquidity of trading vehicles, and trade execution costs. The percentage of the Fund’s net assets invested in futures contracts may fluctuate over time but under normal circumstances is generally expected to represent less than 10% of the Fund’s net assets based on mark-to-market values. However, the Fund’s notional exposure from derivative instruments may at times equal 100% of the Fund’s net assets. Under normal circumstances, the balance of the Fund’s net assets generally will be invested in Fixed Income Investments in an effort to generate income for the Fund.

In managing the Fund, the Adviser utilizes a tactical, systematic strategy that relies on a proprietary algorithmic model developed by the Adviser that incorporates trend analysis (the “Model”). Trend analysis refers to the concept that the market price of a particular equity securities index (“Index Market Exposure”) will often exhibit autocorrelation. That is, when the index establishes a direction, either up or down, it will tend to maintain that direction for a certain length of time, depending on market conditions. For example, if the price of a given Index Market Exposure was to increase steadily over several weeks, the Model may signal this to be a buying opportunity for that Index Market Exposure, based on the belief that the price for the Index Market Exposure is likely to continue rising. The Model also incorporates additional quantitative trading indicators that include mean-reversion, relative strength, momentum, moving averages, breakouts, and overbought/oversold conditions. Trend analysis is the primary indicator of a buying opportunity for the Fund, while the additional quantitative trading indicators confirm the existence of a buying opportunity. The additional quantitative trading indicators may be applied at the discretion of Adviser based on its assessment of the prevailing market environment.

The Model generates daily signals (“buy” or “no buy”) for a particular Index Market Exposure indicating whether or not, taking into account the existence of a market trending upward or downward on average, a trading opportunity has been identified. The Fund generally exits positions when the Model indicates that the prevailing trend for an Index Market Exposure is likely to reverse, or the volatility of the Index is elevated. When the Model’s signals prompt the Fund to divest, in whole or in part, from Portfolio Instruments, the Fund will look to other signals, such as mean-reversion, to determine if alternate equity investments are warranted. If no such equity signals trigger, the Fund will evaluate the Treasury bond market to determine if trends exist in that market. If so, the Fund may take long, or inverse positions in Treasury bond instruments. If the Treasury market is not deemed appropriate for investment, the Fund will invest in money market funds, ultra-short term bond funds or comparable investments (collectively, “Defensive Investments”) in an effort to preserve capital. The Fund typically invests in Defensive Investments, sometimes for extended periods of time, until the Model indicates “buy” signals in the equity markets.

Trades involving Portfolio Instruments may, at times, be short-term in nature depending on prevailing market conditions, which may involve active and frequent trading and high portfolio turnover. However, certain trades could span longer periods of time, depending on market conditions. At times, the Tactical Fund’s investments may be indirectly focused on one or more sectors or areas of the economy.

Q3 All-Season Active Rotation ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest primarily in shares of other investment companies, including exchange-traded funds (“ETFs”), open-end mutual funds, and closed-end funds (collectively, “Portfolio Funds”) across four category “sleeves”: core equity, active equity, bonds, and alternatives.

The Adviser establishes fixed target weightings for each sleeve based on the Adviser’s assessment of risk measures (including, without limitation, standard deviation and maximum loss), which weightings are periodically reviewed and may be changed overtime.

The Adviser selects investments within each sleeve according to the Adviser’s proprietary, rules-based analytical approach for identifying the Portfolio Funds that have exhibited recent relative performance strength. The Adviser measures performance strength by reviewing a Portfolio Fund’s price action over various recent periods generally spanning between one and nine months. Portfolio Funds within each sleeve’s investment universe are then ranked against each other based on their relative performance strength, and the Adviser selects the top-ranked Portfolio Funds within each sleeve’s investment universe for investment by the Fund, with each selected Portfolio Fund within a sleeve weighted equally. The Adviser evaluates the relative strength of eligible investment options on a weekly basis, though positions are generally held for at least 30 days. The Fund will generally hold positions in at least two Portfolio Funds within each sleeve, however the Adviser may determine from time to time to allocate some or all of the active equity, alternative and/or bond sleeve to cash or cash equivalent securities, including short-term debt securities, repurchase agreements and money market mutual fund shares (“Money Market Instruments”) depending on market conditions.

Each sleeve (core equity, active equity bonds, alternatives, bonds) has a separate investable universe of Portfolio Funds selected by the Adviser based on the Adviser’s assessment of factors including a Portfolio Fund’s historic returns, risks, liquidity profile, AUM, and other factors. The investment universe for the core equity sleeve is comprised of equity focused Portfolio Funds that are typically index-based and seek to replicate the performance of traditional equity “style boxes,” such as large/small/mid cap and growth/value. The investment universe for the active equity sleeve is comprised of equity focused Portfolio Funds with actively managed strategies such as smart-beta

Portfolio Funds and Portfolio Funds that focus on particular sectors or sub-sectors of the economy or that focus on investment in international securities. The investment universe for the bonds sleeve is comprised of fixed-income Portfolio Funds across the fixed income landscape including Portfolio Funds that focus on: municipal securities, international bonds, corporate bonds, Treasury securities, and short-term fixed-income securities. The investment universe for the alternatives sleeve is comprised of Portfolio Funds that focus on asset classes that historically have had low correlation to both the equity and bond markets, including Portfolio Funds that focus on: currencies, commodities, precious metals, real estate (including real estate investment trusts (“REITS”)), and master limited partnerships (“MLPs”).

The Fund will rotate into, and out of positions on a periodic basis, and the Fund’s portfolio is therefore expected to be traded frequently with annual portfolio turnover anticipated to be between 1000-1500%, which will result in increased transaction costs for the Fund and may adversely affect the Fund’s performance.

Because the Fund will invest in the Portfolio Funds that the Adviser identifies as exhibiting relative strength, the Fund, at times, may have increased exposure to certain sectors of the economy when such sector(s) are exhibiting strong performance. During certain market conditions, notably those which the Fund deems to be relatively unattractive for equities the Fund may increase exposure to Portfolio Funds that the Adviser believes will aid in the preservation of capital. This may, at times, result in the Fund’s portfolio holding Portfolio Funds across both equities and fixed-income securities simultaneously. The Fund may indirectly invest in equity securities of all capitalization ranges and in debt securities of all credit qualities.